Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 97,388	$ 7,431	$ (14,575)
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustments	(2,116)	(851)	190
Fair value adjustment of derivatives, net of tax	(211)	0	0
Other comprehensive (loss) income, net of tax	(2,327)	(851)	190
Comprehensive income (loss)	95,061	6,580	(14,385)
Comprehensive (loss) income attributable to noncontrolling interest	(43)	100	993
Comprehensive income (loss) attributable to ARC Document Solutions, Inc. shareholders	$ 95,104	$ 6,480	$ (15,378)